Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share [Abstract]
Earnings per share
20.	Earnings per share

	For the Years Ended December 31,
in CHF thousands except for share and per share data	2017	2016	2015
Net income / (loss) attributable to owners of the Company	(26,411)	(7,096)	20,270
Earnings per share (EPS):
Basic, income / (loss) for the period attributable to equity holders	(0.46)	(0.14)	0.47
Diluted, income / (loss) for the period attributable to equity holders	(0.46)	(0.14)	0.44
Weighted-average number of shares used to compute EPS basic	57,084,295	50,096,859	43,412,250
Weighted-average number of shares used to compute EPS fully diluted	57,084,295	50,096,859	46,043,198

For the years ended December 31, 2017, 2016 and 2015 basic and diluted earnings per share is based on the weighted average number of shares issued and outstanding. Weighted-average dilutive shares outstanding excludes  antidilutive shares to be issued that totaled 1,463,056 and 1,687,900 from the computation of diluted income (loss) per common share for the years-ended December 31, 2017 and 2016, respectively. The weighted average number of equity awards outstanding for the years ended December 31, 2017 and 2016 was 1,582,612 and 2,784,245, respectively.